Quarterly Report
March 31, 2023
Elfun Trusts

Elfun Trusts
Quarterly Report
March 31, 2023

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.5% †
Apparel Retail - 1.7%
Ross Stores, Inc.	485,100	$51,483,663
Application Software - 2.1%
Salesforce, Inc. (a)	326,549	65,237,959
Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc. (a)	383,891	37,329,561
Vertex Pharmaceuticals, Inc. (a)	144,842	45,635,369
		82,964,930
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	1,370,800	141,589,932
Cable & Satellite - 1.2%
Charter Communications, Inc., Class A (a)	99,000	35,403,390
Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	137,512	68,325,587
Diversified Banks - 2.3%
JPMorgan Chase & Co.	549,321	71,582,020
Electric Utilities - 1.9%
NextEra Energy, Inc.	749,300	57,756,044
Electrical Components & Equipment - 2.1%
Eaton Corp. PLC	379,300	64,989,262
Environmental & Facilities Services - 1.9%
Waste Management, Inc.	365,000	59,557,050
Financial Exchanges & Data - 2.1%
S&P Global, Inc.	188,100	64,851,237
Healthcare Equipment - 2.9%
Boston Scientific Corp. (a)	1,025,903	51,325,927
IDEXX Laboratories, Inc. (a)	75,400	37,706,032
		89,031,959
Home Improvement Retail - 1.5%
Lowe's Cos., Inc.	236,349	47,262,710
Industrial Gases - 2.3%
Linde PLC	199,300	70,839,192
Industrial Machinery & Supplies & Components - 2.2%
Parker-Hannifin Corp.	200,300	67,322,833
Interactive Media & Services - 9.3%
Alphabet, Inc., Class C (a)	1,144,000	118,976,000
Alphabet, Inc., Class A (a)	586,000	60,785,780
Meta Platforms, Inc., Class A (a)	494,192	104,739,052
		284,500,832
Life Sciences Tools & Services - 1.4%
IQVIA Holdings, Inc. (a)	215,700	42,900,573
Managed Healthcare - 3.2%
UnitedHealth Group, Inc.	210,856	99,648,437
Oil & Gas Exploration & Production - 4.6%
ConocoPhillips	911,600	90,439,836
	Number of Shares	Fair Value
Pioneer Natural Resources Co.	245,000	$50,038,800
		140,478,636
Packaged Foods & Meats - 2.1%
Mondelez International, Inc., Class A	931,883	64,970,883
Pharmaceuticals - 6.0%
Johnson & Johnson	621,500	96,332,500
Merck & Co., Inc.	822,076	87,460,666
		183,793,166
Property & Casualty Insurance - 2.1%
Chubb Ltd.	330,400	64,157,072
Semiconductor Materials & Equipment - 2.6%
Applied Materials, Inc.	483,100	59,339,173
ASML Holding NV	31,300	21,306,223
		80,645,396
Semiconductors - 6.1%
NVIDIA Corp.	389,400	108,163,638
QUALCOMM, Inc.	627,000	79,992,660
		188,156,298
Systems Software - 8.7%
Microsoft Corp.	860,035	247,948,090
ServiceNow, Inc. (a)	42,800	19,890,016
		267,838,106
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,181,000	194,746,900
Telecom Tower REITs - 1.9%
American Tower Corp.	286,229	58,488,034
Trading Companies & Distributors - 2.1%
United Rentals, Inc.	163,467	64,693,700
Transaction & Payment Processing Services - 6.4%
Fidelity National Information Services, Inc.	343,349	18,654,151
Mastercard, Inc., Class A	227,700	82,748,457
Visa, Inc., Class A	416,900	93,994,274
		195,396,882
Total Common Stock (Cost $1,602,653,642)		2,968,612,683
Short-Term Investments - 2.9%
State Street Institutional Treasury Money Market Fund - Premier Class 4.53% (b)(c) (Cost $46,087,885)	46,087,885	46,087,885
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (b)(c)	44,983,013	44,983,013
Total Short-Term Investments (Cost $91,070,898)		91,070,898
Total Investments (Cost $1,693,724,540)		3,059,683,581
Other Assets and Liabilities, net - 0.6%		16,938,275
NET ASSETS - 100.0%		$3,076,621,856

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
March 31, 2023 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,968,612,683	$—	$—	$2,968,612,683
Short-Term Investments	91,070,898	—	—	91,070,898
Total Investments in Securities	$3,059,683,581	$—	$—	$3,059,683,581

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	19,801,698	$19,801,698	$73,911,322	$47,625,135	$—	$—	46,087,885	$46,087,885	$334,337
State Street Institutional U.S. Government Money Market Fund - Class G Shares	18,975,185	18,975,185	73,632,963	47,625,135	—	—	44,983,013	44,983,013	331,341
TOTAL		$38,776,883	$147,544,285	$95,250,270	$—	$—		$91,070,898	$665,678
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Fund’s Schedule of Investments.
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